Related Party Transactions - Additional Information (Details) - Cik0001812667 Cc Neuberger Principal Holdings Ii - USD ($)	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2021
Related Party Transaction [Line Items]
General and administrative expenses	$ 1,517,721	$ 801,184	$ 3,791,336	$ 1,094,544	$ 442,331	$ 4,509,681
Neuberger Berman Opportunistic Capital Solutions Master Fund LP [Member]
Related Party Transaction [Line Items]
Purchase price			$ 11.50
Private Placement | Neuberger Berman Opportunistic Capital Solutions Master Fund LP [Member]
Related Party Transaction [Line Items]
Purchase price			$ 10.00
Chief Financial Officer
Related Party Transaction [Line Items]
Payment per month						20,000
Payment						120,000
Administrative Support Agreement With Member Of Sponsor
Related Party Transaction [Line Items]
Office space, secretarial and administrative services			$ 20,000			20,000
General and administrative expenses	$ 60,000	$ 60,000	120,000	$ 120,000	100,000	240,000
Accrued expenses - related party			470,000		$ 100,000	$ 340,000
Administrative Support Agreement With Member Of Sponsor | Neuberger Berman Opportunistic Capital Solutions Master Fund LP [Member]
Related Party Transaction [Line Items]
Purchase of Class A ordinary shares			$ 200,000,000